SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Income and Mining Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Concentrate sales, percentage of provisional sales prices	100.00%
Income and Mining Taxes
Deferred tax on unremitted earnings	$ 0	$ 6
Look-back period	3 years
Maximum
Income and Mining Taxes
Provisional accounting estimates, period	1 year